Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
100000573	C	A	A	A	C	A	A	A	Closed	finding-3625	2024-08-14 18:07	2024-08-28 11:29	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Documentation provided validated credit report paid to xxx xxx , xxx is xxx xxx report third party. resolved as out of scope, non-material. - Due Diligence Vendor-08/28/2024
Ready for Review-Document Uploaded. Please see the attached credit report invoice, which shows that the report was billed to the broker and reimbursed on the final CD. The invoices reflect charges of $xxx and $xxx, totaling $xxx for the credit report fee. Please clarify this finding. - Buyer-08/26/2024
Open-*****Section xxx has the Credit Report fee paid to the broker. Fees paid to the broker do not typically belong in section xxx. Lender to confirm fee was a pass-through fee paid to the broker for the benefit of a third party and provide supporting documentation and a corrected PCCD correcting the payee Name. - Due Diligence Vendor-08/14/2024
Open-This loan failed the TRID "Section xxx. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section xxx. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-08/14/2024	Resolved-Documentation provided validated credit report paid to xxx xxx , xxx is xxx xxx report third party. resolved as out of scope, non-material. - Due Diligence Vendor-08/28/2024	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
																									Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 28.85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2190046
100000573	C	A	A	A	C	A	A	A	Closed	finding-3438	2024-08-14 18:07	2024-08-28 11:29	Resolved	1 - Information	C	A	Compliance	Points & Fees	Dual Broker Compensation Test	Resolved-Documentation provided validated credit report paid to xxx xxx , xxx is xxx xxx report third party. resolved as out of scope, non-material. - Due Diligence Vendor-08/28/2024
Ready for Review-Document Uploaded. Please see the attached credit report invoice, which shows that the report was billed to the broker and reimbursed on the final CD. The invoices reflect charges of $xxx and $xxx, totaling $xxxfor the credit report fee. Please clarify this finding. - Buyer-08/26/2024
Open-*****Section B has the Credit Report fee paid to the broker. Fees paid to the broker do not typically belong in section B. Lender to confirm fee was a pass-through fee paid to the broker for the benefit of a third party and provide supporting documentation and a corrected PCCD correcting the payee Name. - Due Diligence Vendor-08/14/2024
Open-This loan failed the Dual Broker Compensation Test. (12 CFR §1026.36(d)(2))This loan has borrower paid broker compensation of $xxx and broker compensation paid by another party of $xxx.This loan contains compensation to the broker from both the borrower and lender for loan origination activities. If any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction for loan origination activities. - Due Diligence Vendor-08/14/2024	Resolved-Documentation provided validated credit report paid to xxx xxx , xxx is xxx xxx report third party. resolved as out of scope, non-material. - Due Diligence Vendor-08/28/2024	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
																									Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 28.85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2190047
100000565	D	A	D	A	A	A	A	A	Closed	FCRE1193	2024-08-16 08:48	2024-08-27 13:12	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of 25.81% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/27/2024
Open-Audited DTI of 57.71% exceeds Guideline DTI of 50%  - Due Diligence Vendor-08/27/2024
Ready for Review-Document Uploaded. BORROWERS ARE SELF-EMPLOYED, SEE CPA LETTER BELOW:  Just an FYI – it is very common for someone to pay themselves a salary via a W-2/paystubs. - Buyer-08/27/2024
Open-Audited DTI of 57.71% exceeds Guideline DTI of 50% Lender used 12 month bank statements for income for B2. But in file there are 12 paystubs in file for B2 dating from xxx - xxx. Paystubs show hourly rate, required payroll deductions and borrowers sick time available to use. Employers do not offer W2 pay to self employed borrowers nor do they offer sick pay to self employed borrowers. Income for B2 is not supported until lender gets clarification from xxx xxx xxx xxx xxx-xxx-xxx and xxx xxx-xxx-xxx supporting that B2 is considered self employed with them and not an employee and to address employer benefits to a self employed borrower. Income removed til supported - Due Diligence Vendor-08/16/2024	Resolved-Audited DTI of 25.81% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/27/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.01
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.81% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 80% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8.61 Years
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8.61 Years
																									Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years		xxx.pdf xxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2200015
100000565	D	A	D	A	A	A	A	A	Closed	FCRE7497	2024-08-14 19:53	2024-08-26 16:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Final CD's provided for xxx xxx xxx xxx and xxx xxx xxx xxx. - Due Diligence Vendor-08/26/2024 Ready for Review-Document Uploaded. Please see the attached final CD from the other two properties listed. - Buyer-08/26/2024 Open-Loan file is missing document of xxx xxx xxx xxx and xxx xxx xxx xxx. Subject loan is concurrently closing with loan ID xxx and xxx for primary residence and retained REO. Subject loan file is missing final document of both concurrent loan. DTI impact. - Due Diligence Vendor-08/14/2024	Resolved-Final CD's provided for xxx xxx xxx xxx and xxx xxx xxx xxx. - Due Diligence Vendor-08/26/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.01
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.81% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 80% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8.61 Years
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8.61 Years
																									Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years		xxx.pdf xxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2190368
100000566			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
100000572			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
100000568			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000574			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000564			B	A	A	A	B	A	A	A	Closed	finding-51	2024-09-06 00:40	2024-09-19 10:21	Resolved	1 - Information	B	A	Compliance	State Reg	Interest Rate Test	Resolved-Does violate xxx- Due Diligence Vendor-09/19/2024 Ready for Review- I wanted to inform you that the compliance review showed no alerts or failures regarding state requirements on the xxx report. - Buyer-09/18/2024 Ready for Review-Document Uploaded. Please see the attached compliance report. - Buyer-09/18/2024 Open-This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. - Due Diligence Vendor-09/06/2024		Resolved-Does violate xxx - Due Diligence Vendor-09/19/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05 Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 12.95 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2318919
100000571	C	B	C	B	A	A	A	A	Closed	FCRE6763	2024-09-05 15:14	2024-09-19 13:17	Waived	2 - Non-Material	C	B	Credit	Income	Income documentation does not meet guidelines	Waived-Approved Lender Exception: Exception approved to use personal bank statement income with non-bwr joint on account. Bwr has documented source of deposits to account from his own income as
xxx from xxx xxx xxx . No deposits from the non-bwr were considered in the income analysis.  - Due Diligence Vendor-09/19/2024
Ready for Review-Document Uploaded. Please see the attached exception - Buyer-09/18/2024
																						Open-Exception approved to use personal bank statement income with non-bwr joint on account. Bwr has documented source of deposits to account from his own income as xxx from xxx xxx xxx . No deposits from the non-bwr were considered in the income analysis - *** Exception in file has not been signed off yet and still reflects pending. - Due Diligence Vendor-09/05/2024		Waived-Approved Lender Exception: Exception approved to use personal bank statement income with non-bwr joint on account. Bwr has documented source of deposits to account from his own income as xxx from xxx xxx xxx . No deposits from the non-bwr were considered in the income analysis. - Due Diligence Vendor-09/19/2024	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.65 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5.83 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points	Comp factors include 4x residual and > 12 mo reserves.	xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	Originator Pre-Close	Yes	2316946
100000559			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000541			D	A	D	A	A	A	A	A	Closed	FCRE1364	2024-09-13 13:50	2024-09-27 11:58	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 2 Executed 4506-T Missing	Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-09/27/2024 Ready for Review-Document Uploaded. Please see the attached 4506 T - Buyer-09/26/2024 Open-Borrower 2 Executed 4506-T Missing Borrower 4506 is not executed. Full Documentation loans require 4506. - Due Diligence Vendor-09/13/2024		Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-09/27/2024	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24.81 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 34.41 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 55.91% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Debt Consolidation	NA	NA	2371777
100000549			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000551	D	B	D	A	C	B	A	A	Closed	finding-3652	2024-09-13 18:18	2024-10-23 11:59	Cured	2 - Non-Material	C	B	Compliance	TRID	Lender Credits That Cannot Decrease Test	Cured-Curative PCCD received - Due Diligence Vendor-10/23/2024
Ready for Review- - Due Diligence Vendor-10/23/2024
Ready for Review-Document Uploaded. Please see the attached LOE, PCCD and check  - Buyer-10/22/2024
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($xxx) does not exceed or equal the comparable sum of specific and non-specific lender credits ($xxx). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). *******Initial Closing Disclosure issued xxx, disclosed "Paid by Other" in the amount of Appraisal $xxx and Credit Report xxx = total xxx , in addition to Cure amount shown in section xxxof $xxx. Once Disclosed to the borrower the full amount of lump sum, cure and specific lender credits become binding for the purpose of good faith. 0% tolerance cure in the amount of xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-09/29/2024		Cured-Curative PCCD received - Due Diligence Vendor-10/23/2024			xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2374054
100000551	D	B	D	A	C	B	A	A	Closed	FCRE5116	2024-09-13 11:01	2024-10-13 10:54	Resolved	1 - Information	D	A	Credit	Missing Doc	VOM or VOR missing/required	Resolved-VOR Documents start on Page xxx , xxx , proof of rent payments and the lease to match up to the xxx rent payments were in the original file. - Due Diligence Vendor-10/13/2024
Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-10/13/2024
Ready for Review-Document Uploaded. Please see all the VOR proof of payment along with 1003. NOTE FROM BROKER:

These additional docs uploaded to the VOR condition are to prove account ownership of the various bank accounts used to pay his rent and the lease to match up to the xxx rent payments.

Some rent payments were provided on printouts which is why we uploaded the most recent bank statement to show ownership.
 - Buyer-10/11/2024
																						Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. - Due Diligence Vendor-09/13/2024		Resolved-VOR Documents start on Page xxx, xxx, proof of rent payments and the lease to match up to the xxx rent payments were in the original file. - Due Diligence Vendor-10/13/2024 Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-10/13/2024			xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2369721
100000550	C	A	A	A	C	A	A	A	Closed	finding-3352	2024-09-14 15:12	2024-10-21 08:47	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved- - Due Diligence Vendor-10/21/2024
Ready for Review-Document Uploaded. Please see the compliance xxx report this is not a fail but a warning. We are xxx xxx...none of the xxx and all the xxx xxx...do not apply. - Buyer-10/18/2024
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-09/14/2024			Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 41.31% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2375991
100000540			D	A	D	A	A	A	A	A	Closed	FCRE5116	2024-09-15 04:12	2024-10-18 09:38	Resolved	1 - Information	D	A	Credit	Missing Doc	VOM or VOR missing/required	Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-10/18/2024 Ready for Review-Document Uploaded. Please see the attached VOR/VOM documents - Buyer-10/16/2024 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Verification of rental payments for the current residence is not located - Due Diligence Vendor-09/15/2024		Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-10/18/2024			xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2376688
100000547	C	B	A	A	C	B	A	A	Closed	finding-3652	2024-09-14 16:55	2024-10-29 09:13	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Curative PCCD received, consequential finding resolved - Due Diligence Vendor-10/29/2024
Ready for Review-Document Uploaded. Please see the attached items - Seller-10/28/2024
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($xxx) does not exceed or equal the comparable sum of specific and non-specific lender credits ($xxx). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***********Initial Closing Disclosure issued xxx section xxx included a Cure in the amount of xxx, However the cure portion was removed in Final Closing Disclosure and PCCD. A cure once disclosed is a binding credit for the purposes of determining good faith. There is not a valid change of circumstance for a reduction or removal of a disclosed cure credit. Cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. Please see the attached items - Seller-10/28/2024	Resolved-Curative PCCD received, consequential finding resolved - Due Diligence Vendor-10/29/2024			xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2376089
100000547	C	B	A	A	C	B	A	A	Closed	finding-3631	2024-09-14 16:55	2024-10-29 09:13	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Curative PCCD received, consequential finding resolved - Due Diligence Vendor-10/29/2024
Ready for Review-Document Uploaded. Please see the attached PCCD LOE and check - Buyer-10/28/2024
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ***********Initial Closing Disclosure issued xxx section xxx included a Cure in the amount of xxx, However the cure portion was removed in Final Closing Disclosure and PCCD.  A cure once disclosed is a binding credit for the purposes of determining good faith. There is not a valid change of circumstance for a reduction or removal of a disclosed cure credit. Cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing.

																						********** • A revised Loan Estimate / Closing Disclosure must be provided within 3 business days of receiving information sufficient to establish a changed circumstance. Credit report invoice has a final charge date of xxx and an invoice date of xxx The increase to the appraisal charge was not disclosed to the borrower until xxx. 0% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024		Resolved-Curative PCCD received, consequential finding resolved - Due Diligence Vendor-10/29/2024			xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2376090
100000547	C	B	A	A	C	B	A	A	Closed	finding-3632	2024-09-14 16:55	2024-10-29 09:13	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Curative PCCD received, consequential finding resolved - Due Diligence Vendor-10/29/2024
Ready for Review-Document Uploaded.  - Buyer-10/28/2024
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ***********Initial Closing Disclosure issued xxx  section xxx included a Cure in the amount of xxx, However the cure portion was removed in Final Closing Disclosure and PCCD.  A cure once disclosed is a binding credit for the purposes of determining good faith. There is not a valid change of circumstance for a reduction or removal of a disclosed cure credit. Cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing.

																						********** • A revised Loan Estimate / Closing Disclosure must be provided within 3 business days of receiving information sufficient to establish a changed circumstance. Credit report invoice has a final charge date of xxx and an invoice date of xxx. The increase to the appraisal charge was not disclosed to the borrower until xxx. 0% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024		Resolved-Curative PCCD received, consequential finding resolved - Due Diligence Vendor-10/29/2024			xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2376091
100000547	C	B	A	A	C	B	A	A	Closed	finding-3634	2024-09-14 16:55	2024-10-29 09:13	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Cured-Curative PCCD received - Due Diligence Vendor-10/29/2024
Ready for Review-Document Uploaded. Please see the attached items - Seller-10/28/2024
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $xxx.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ********** • A revised Loan Estimate / Closing Disclosure must be provided within 3 business days of receiving information sufficient to establish a changed circumstance. Credit report invoice has a final charge date of xxx and an invoice date of xxx. The increase to the appraisal charge was not disclosed to the borrower until xxx. 0% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. Please see the attached items - Seller-10/28/2024	Cured-Curative PCCD received - Due Diligence Vendor-10/29/2024			xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2376092
100000570			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000552	C	A	A	A	C	A	A	A	Closed	finding-3631	2024-09-14 13:31	2024-10-18 08:12	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-RLE issued xxx has been provided, data entered, no additional compliance findings. - Due Diligence Vendor-10/18/2024
Ready for Review-Document Uploaded. The updated appraisal fee was provided to the borrower on the xxx loan estimate which is within the 3 day TRID requirement. Please see attached signed by the borrower. - Seller-10/17/2024
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ********A revised Loan Estimate / Closing Disclosure must be provided within 3 business days of receiving information sufficient to establish a changed circumstance. The Appraisal was signed by the appraiser xxx. However the increase charge(s) was not disclosed to the borrower until xxx. 0% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. The updated appraisal fee was provided to the borrower on the xxx loan estimate which is within the 3 day TRID requirement. Please see attached signed by the borrower. - Seller-10/17/2024	Resolved-RLE issued xxx has been provided, data entered, no additional compliance findings. - Due Diligence Vendor-10/18/2024			xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2375816
100000552	C	A	A	A	C	A	A	A	Closed	finding-3632	2024-09-14 13:31	2024-10-18 08:12	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-RLE issued xxx has been provided, data entered, no additional compliance findings. - Due Diligence Vendor-10/18/2024
Ready for Review-Document Uploaded. The updated appraisal fee was provided to the borrower on the xxx loan estimate which is within the 3 day TRID requirement. Please see attached signed by the borrower. - Seller-10/17/2024
																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ********A revised Loan Estimate / Closing Disclosure must be provided within 3 business days of receiving information sufficient to establish a changed circumstance. The Appraisal was signed by the appraiser xxx. However the increase charge(s) was not disclosed to the borrower until xxx. 0%tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. The updated appraisal fee was provided to the borrower on the xxx loan estimate which is within the 3 day TRID requirement. Please see attached signed by the borrower. - Seller-10/17/2024	Resolved-RLE issued xxx has been provided, data entered, no additional compliance findings. - Due Diligence Vendor-10/18/2024			xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2375817
100000552	C	A	A	A	C	A	A	A	Closed	finding-3634	2024-09-14 13:31	2024-10-18 08:12	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-RLE issued xxx has been provided, data entered, no additional compliance findings. - Due Diligence Vendor-10/18/2024
Ready for Review-Document Uploaded. The updated appraisal fee was provided to the borrower on the xxx loan estimate which is within the 3 day TRID requirement. Please see attached signed by the borrower. - Buyer-10/17/2024
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $xxx.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ********A revised Loan Estimate / Closing Disclosure must be provided within 3 business days of receiving information sufficient to establish a changed circumstance. The Appraisal was signed by the appraiser xxx. However the increase charge(s) was not disclosed to the borrower until xxx. 0%tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing. - Due Diligence Vendor-10/01/2024		Resolved-RLE issued xxx has been provided, data entered, no additional compliance findings. - Due Diligence Vendor-10/18/2024			xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Purchase	NA	NA	NA	2375818
100000556			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Refinance	Cash Out - Debt Consolidation
100000554			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000560	D	B	D	B	A	A	A	A	Closed	FCRE5790	2024-09-24 11:27	2025-01-08 11:21	Waived	2 - Non-Material	C	B	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Waived-Approved Lender Exception: exception for the one day short on this Gap credit - Due Diligence Vendor-10/22/2024
Ready for Review-Document Uploaded. Please see the attached exception.  - Buyer-10/22/2024
Counter-Exception provided however it states for condo conversion < xxx yrs old. Subject Loan is a xxx. Nothing addressing the Gap report was good through xxx and closing was xxx. Expectation granted for xxx day being short. Please provide the correct Approved Exception Form.  - Due Diligence Vendor-10/18/2024
Ready for Review-Document Uploaded. Please see the attached exception - Buyer-10/17/2024
Counter-Exception form provided is cut-off, Please re-upload the pages in full.  - Due Diligence Vendor-10/11/2024
Ready for Review-Document Uploaded. Please see the attached exception for gap credit. Gap report was good through xxx and closing was xxx. Expectation granted for xxx day being short. - Buyer-10/09/2024
																						Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). - Due Diligence Vendor-09/24/2024		Waived-Approved Lender Exception: exception for the xxx day short on this Gap credit - Due Diligence Vendor-10/22/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More	Gap report expired by one-day. Low DTI and 10yrs credit history with no derogatory >5yrs.	xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	Originator Post-Close	Yes	2444626
100000560			D	B	D	B	A	A	A	A	Closed	FCRE5116	2024-09-24 11:27	2024-10-18 10:43	Resolved	1 - Information	D	A	Credit	Missing Doc	VOM or VOR missing/required	Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-10/18/2024 Ready for Review-Document Uploaded. - Buyer-10/16/2024 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. - Due Diligence Vendor-09/24/2024		Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-10/18/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2444627
100000553			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000569			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Other
100000012			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other
100000543			D	B	C	B	A	A	D	B	Closed	FCRE1437	2024-10-23 09:55	2024-10-23 10:01	Waived	2 - Non-Material	C	B	Credit	Income	Income and Employment Do Not Meet Guidelines	Waived-Approved Lender Exception: Exception for <2 years with current 1099 employer is approved. Borrower has 15 months with current 1099 employer but 10 years in the industry. - Due Diligence Vendor-10/23/2024 Open-Income and Employment Do Not Meet Guidelines 1099 provider income does not meet the guideline for 2 years . 1099 provider start date is xxx - Due Diligence Vendor-10/23/2024 Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-10/23/2024		Waived-Approved Lender Exception: Exception for <2 years with current 1099 employer is approved. Borrower has 15 months with current 1099 employer but 10 years in the industry. - Due Diligence Vendor-10/23/2024		40% LTV (max 75%) >36 months reserves (min 6 months) xxx FICO with all credit 0x30 for >20 years		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes	2663839
100000543	D	B	C	B	A	A	D	B	Closed	FVAL1310	2024-10-23 09:58	2024-10-23 10:00	Waived	2 - Non-Material	D	B	Property	Missing Doc	HOA Questionnaire is Missing or incomplete	Waived-Approved Lender Exception: Exception for slight variation between appraisal and condo questionnaire is approve. Total units are off by only a single unit and o/o to n/o/o variation does not adversely affect qualification in this scenario. - Due Diligence Vendor-10/23/2024

Open-HOA Questionnaire Document status is Partial.   slight variation between appraisal and condo questionnaire is approve. Total units are off by only a single unit and o/o to n/o/o variation does not adversely affect qualification in this scenario - Due Diligence Vendor-10/23/2024

																						Open-HOA Questionnaire Document status is Partial. - Due Diligence Vendor-10/23/2024		Waived-Approved Lender Exception: Exception for slight variation between appraisal and condo questionnaire is approve. Total units are off by only a single unit and o/o to n/o/o variation does not adversely affect qualification in this scenario. - Due Diligence Vendor-10/23/2024		40% LTV (max 75%) >36 months reserves (min 6 months) xxx FICO with all credit 0x30 for >20 years		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes	2663881
100000543	D	B	C	B	A	A	D	B	Closed	FCRE5790	2024-09-23 10:28	2024-10-23 09:49	Waived	2 - Non-Material	C	B	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Waived-Approved Lender Exception: Exception needed for xxx day on Gap report. - Due Diligence Vendor-10/23/2024
Ready for Review-Document Uploaded. An exception is needed for the two-day gap indicated in the report provided. - Seller-10/22/2024
Counter-The Exception form provided does not address the GAP report not being within 10 Business days of closing.  - Due Diligence Vendor-10/18/2024
Ready for Review-Document Uploaded.  - Seller-10/17/2024
Counter-Approved Exception form is cut-off, please re-upload full document - Due Diligence Vendor-10/11/2024
Ready for Review-Document Uploaded. Gap exception granted for the xxx days of expired gap report. Gap expired xxx, loan closed xxx. Please note we do not include weekends, holidays, and the date pulled.  - Seller-10/09/2024
																						Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower Gap Credit Report date is xxx and note date is xxx. - Due Diligence Vendor-09/23/2024	Ready for Review-Document Uploaded. An exception is needed for the two-day gap indicated in the report provided. - Seller-10/22/2024 Ready for Review-Document Uploaded. - Seller-10/17/2024 Ready for Review-Document Uploaded. Gap exception granted for the xxx days of expired gap report. Gap expired xxx, loan closed xxx. Please note we do not include weekends, holidays, and the date pulled. - Seller-10/09/2024	Waived-Approved Lender Exception: Exception needed for 2 day on Gap report. - Due Diligence Vendor-10/23/2024		Credit score xxx 61.76 months in reserves	xxx.pdf xxx.pdf xxx.pdf xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	2434651
100000245			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000555			D	A	D	A	A	A	A	A	Closed	FCRE5116	2024-09-23 15:11	2024-10-24 08:35	Resolved	1 - Information	D	A	Credit	Missing Doc	VOM or VOR missing/required	Resolved-Per Guidelines: No Housing History or Less than 12 months verified - PR / Min 6 Months reserves after closing / 10% min borrower contribution - requirements Meet. - Due Diligence Vendor-10/24/2024 Ready for Review-Document Uploaded. Underwriter was following the section of the guides regarding no housing history / less than 12 months verified. - Buyer-10/23/2024 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Verification of Rent (VOR) is missing in loan file. - Due Diligence Vendor-09/23/2024		Resolved-Per Guidelines: No Housing History or Less than 12 months verified - PR / Min 6 Months reserves after closing / 10% min borrower contribution - requirements Meet. - Due Diligence Vendor-10/24/2024			xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2438458
100000542			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000567			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Debt Consolidation
100000545	C	A	A	A	C	A	A	A	Closed	finding-3631	2024-09-28 03:05	2024-10-21 08:00	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-resolved ---- Cured at consummation - Due Diligence Vendor-10/21/2024
Ready for Review-Document Uploaded. The original recording fee was $xxx, which has increased to $xxx. Since we are only allowed a 10% increase, this limits the increase to $xxx. Therefore, the required cure amount is $xxx (xxx - xxx).

We have already provided the over-tolerance credit for this in Scene xxx of the Closing Disclosure. - Seller-10/18/2024
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ****there increase to the recording charge, however, there is no correlating event evident (new Vesting deed, POA, etc) in documents provided and in the county records, to ratify the increase is a true and valid change of circumstance. 10% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing.
																						- Due Diligence Vendor-10/03/2024	Ready for Review-Document Uploaded. The original recording fee was $xxx, which has increased to $xxx. Since we are only allowed a 10% increase, this limits the increase to $xxx. Therefore, the required cure amount is $xxx (xxx- xxx). We have already provided the over-tolerance credit for this in Scene xxx of the Closing Disclosure. - Seller-10/18/2024	Resolved-resolved ---- Cured at consummation - Due Diligence Vendor-10/21/2024			xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2477512
100000545	C	A	A	A	C	A	A	A	Closed	finding-3632	2024-09-28 03:05	2024-10-21 08:00	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-resolved ---- Cured at consummation - Due Diligence Vendor-10/21/2024
Ready for Review-Document Uploaded. The original recording fee was $xxx, which has increased to $xxx. Since we are only allowed a 10% increase, this limits the increase to $xxx. Therefore, the required cure amount is $xxx(xxx- xxx).

We have already provided the over-tolerance credit for this in Scene xxx of the Closing Disclosure. - Seller-10/18/2024
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ****there increase to the recording charge, however, there is no correlating event evident (new Vesting deed, POA, etc) in documents provided and in the county records, to ratify the increase is a true and valid change of circumstance. 10% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing.
																						- Due Diligence Vendor-10/03/2024	Ready for Review-Document Uploaded. The original recording fee was $xxx, which has increased to $xxx. Since we are only allowed a 10% increase, this limits the increase to $xxx. Therefore, the required cure amount is $xxx (xxx- xxx). We have already provided the over-tolerance credit for this in Scene xxx of the Closing Disclosure. - Seller-10/18/2024	Resolved-resolved ---- Cured at consummation - Due Diligence Vendor-10/21/2024			xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2477513
100000545	C	A	A	A	C	A	A	A	Closed	finding-3635	2024-09-28 03:05	2024-10-21 08:00	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	Resolved-resolved ---- Cured at consummation - Due Diligence Vendor-10/21/2024
Ready for Review-Document Uploaded. The original recording fee was $xxx, which has increased to $xxx. Since we are only allowed a 10% increase, this limits the increase to $xxx. Therefore, the required cure amount is $xxx (xxx - xxx).

We have already provided the over-tolerance credit for this in Scene xxx of the Closing Disclosure. - Buyer-10/18/2024
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($xxx ) exceed the comparable charges ($xxx) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ****there increase to the recording charge, however, there is no correlating event evident (new Vesting deed, POA, etc) in documents provided and in the county records, to ratify the increase is a true and valid change of circumstance. 10% tolerance cure in the amount of $xxx is required. Please provide PCCD, LOE, copy of refund check and proof of mailing.
																						- Due Diligence Vendor-10/03/2024		Resolved-resolved ---- Cured at consummation - Due Diligence Vendor-10/21/2024			xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	NA	NA	2477514
100000561			D	B	D	B	D	A	A	A	Closed	FCRE1198	2024-10-22 07:12	2024-10-22 07:14	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 135.33 are greater than or equal to Guideline Required Reserves of 16.4 - Due Diligence Vendor-10/22/2024 Open-Audited Reserves of 8.26 are less than Guideline Required Reserves of 16.4 - Due Diligence Vendor-10/22/2024		Resolved-Audited Reserves of 135.33 are greater than or equal to Guideline Required Reserves of 16.4 - Due Diligence Vendor-10/22/2024				ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2653395
100000561	D	B	D	B	D	A	A	A	Closed	FCRE1467	2024-09-30 14:17	2024-10-22 07:14	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 1 Missing	Resolved-Asset 1 Provided - Due Diligence Vendor-10/22/2024

Ready for Review-We provided the closing statements and the final signed CD from the transactions to provide they received funds this was sufficient proof of funds provided. Please clear this finding.  - Seller-10/18/2024

Open-Asset 1 Missing - Due Diligence Vendor-10/17/2024

Ready for Review-Document Uploaded. The borrower received funds from the two proceeds loans for the other two properties. Please see the attached documents that support this information. - Seller-10/15/2024

																						Open-Asset 1 Missing Loan file is missing asset document required assets document to verify assets of borrower. - Due Diligence Vendor-09/30/2024	Ready for Review-We provided the closing statements and the final signed CD from the transactions to provide they received funds this was sufficient proof of funds provided. Please clear this finding. - Seller-10/18/2024 Ready for Review-Document Uploaded. The borrower received funds from the two proceeds loans for the other two properties. Please see the attached documents that support this information. - Seller-10/15/2024	Resolved-Asset 1 Provided - Due Diligence Vendor-10/22/2024			xxx.pdf xxx.pdf xxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2487822
100000561	D	B	D	B	D	A	A	A	Closed	FCRE1468	2024-09-30 14:17	2024-10-22 07:14	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 2 Missing	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-10/22/2024

Ready for Review-We provided the closing statements and the final signed CD from the transactions to provide they received funds this was sufficient proof of funds provided. Please clear this finding.  - Seller-10/18/2024

Open-Asset 2 Missing - Due Diligence Vendor-10/17/2024

Ready for Review-Document Uploaded. Document Uploaded. The borrower received funds from the two proceeds loans for the other two properties. Please see the attached documents that support this information. - Buyer-10/15/2024

																						Open-Asset 2 Missing Loan file is missing asset document required assets document to verify assets of borrower. - Due Diligence Vendor-09/30/2024	Ready for Review-We provided the closing statements and the final signed CD from the transactions to provide they received funds this was sufficient proof of funds provided. Please clear this finding. - Seller-10/18/2024	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-10/22/2024			xxx.pdf xxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2487823
100000561			D	B	D	B	D	A	A	A	Closed	FCRE7497	2024-09-30 14:40	2024-10-17 12:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Final CD (Escrowed) provided for xxx xxx xxx xxx xxx - Due Diligence Vendor-10/17/2024 Ready for Review-Document Uploaded. Please see the attached final CD for this property. - Seller-10/16/2024 Open-Property located on final 1003 xxx xxx xxx xxx xxx they are new loan and their document was missing in loan file required adequate documented of the property on loan file. xxx xxx xxx property their tax document also missing in loan file. - Due Diligence Vendor-09/30/2024	Ready for Review-Document Uploaded. Please see the attached final CD for this property. - Seller-10/16/2024	Resolved-Final CD (Escrowed) provided for xxx xxx xxx xxx xxx- Due Diligence Vendor-10/17/2024			xxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2488058
100000561			D	B	D	B	D	A	A	A	Closed	FCRE1342	2024-09-30 10:55	2024-10-17 12:14	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Business Bank Statements Missing	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-10/17/2024 Ready for Review-Document Uploaded. Please see statements from income bank statement - Buyer-10/16/2024 Open-Borrower 1 Business Bank Statements Missing - Due Diligence Vendor-09/30/2024		Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-10/17/2024			xxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2484672
100000561			D	B	D	B	D	A	A	A	Closed	FCOM1224	2024-09-30 09:55	2024-10-11 08:12	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	Condo Rider is Missing	Resolved-per lender: investment properties are classified as business purpose loans and do not include a rider on the mortgage. - Due Diligence Vendor-10/11/2024 Ready for Review-I would like to clarify that our investment properties are classified as business purpose loans and do not include a rider on the mortgage. - Seller-10/11/2024 Open-Condo Rider is Missing - Due Diligence Vendor-09/30/2024	Ready for Review-I would like to clarify that our investment properties are classified as business purpose loans and do not include a rider on the mortgage. - Seller-10/11/2024	Resolved-per lender: investment properties are classified as business purpose loans and do not include a rider on the mortgage. - Due Diligence Vendor-10/11/2024				ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	NA	NA	2484006
100000561			D	B	D	B	D	A	A	A	Closed	FCRE1493	2024-09-30 14:42	2024-09-30 14:42	Waived	2 - Non-Material	B	B	Credit	Eligibility	Trade line count does not meet program requirements	Waived-Exception approved for 2 vs 3 credit references. Bwr only has 2 tradelines > 12 mo with activity in past 12 mo. Also has one Auth User and some older credit in hist own Name. Bwr credit history goes back to xxx on credit with xxx acct. Bwr also owns xxx properties at present, one with a xxx xxx not taken in Name of xxx. - Due Diligence Vendor-09/30/2024		Waived-Exception approved for 2 vs 3 credit references. Bwr only has 2 tradelines > 12 mo with activity in past 12 mo. Also has one Auth User and some older credit in hist own Name. Bwr credit history goes back to xxx on credit with xxx acct. Bwr also owns xxx properties at present, one with a xxx xxx not taken in Name of xxx. - Due Diligence Vendor-09/30/2024		DTI < 35%, > $50k residual.		ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	Originator Post-Close	Yes	2488078
100000539			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000562			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000563			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	Cash Out - Debt Consolidation
100000548			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
100000557			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated
100000546			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Second Home	Refinance	Cash Out - Other
100000558			B	B	B	B	A	A	A	A	Closed	FCRE8611	2024-10-25 14:41	2024-10-25 14:41	Waived	2 - Non-Material	B	B	Credit	Income	Income/Employment General	Waived-Exception approved to allow use of tax transcripts provided by borrower via xxx in lieu of transcripts obtained by xxx. All income figures are a match. - Due Diligence Vendor-10/25/2024		Waived-Exception approved to allow use of tax transcripts provided by borrower via irs.gov in lieu of transcripts obtained by xxx . All income figures are a match. - Due Diligence Vendor-10/25/2024	Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 75% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.59% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 36.51 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months	FICO at xxx with all credit paid as agreed; Debt ratio below 30%; Excess reserves at over 12 months where 6 months are required; LTV is 15% less than program max.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	Originator Pre-Close	Yes	2685425
100000544			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA